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                                                                Lincoln National
                                                    Aggressive Growth Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 2001

Lincoln National Aggressive Growth Fund, Inc.

Index

     Commentary

     Statement of Net Assets

     Statement of Operations

     Statements of Changes in Net Assets

     Financial Highlights

     Notes to Financial Statements

Lincoln National
Aggressive Growth Fund, Inc.


Managed by:


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The Lincoln National Aggressive Growth Fund returned -21.2% during the first six months ended June 30, 2001, underperforming the Russell MidCap Growth Index* and S&P 400 Index** which returned -13.0% and 1.0% respectively for the period. Weak results in technology plagued the Fund throughout the period. Health-care holdings, an impediment in the first quarter, contributed to positive absolute performance in the second quarter.

We believe that the current environment of economic uncertainty will continue to pressure rapidly growing, high-quality growth companies. While we do not expect this condition to persist over the long term, we have taken steps to focus on growth companies with a proven track record of growing profits even during unsettled economic times.

Going forward, we are emphasizing financials (regional banks and credit cards that should benefit from lower interest rates) and energy (oil/gas producers and energy services companies). While underweighting technology in general, we will overweight software and services and underweight semiconductors and components. While underweighting consumer staples, we will focus on restaurants and commercial services and de-emphasize foods.


Eric M. Wetlaufer



* The Russell MidCap Growth Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and higher casted growth values. Russell Midcap Companies consist of the 800 smallest companies in the Russell 1000 Index, which is an index of the 1,000 largest U.S. companies based on total market capitalization.

** The S&P Midcap 400 Index is the Standard & Poor's Composite Index of 400 stocks, a widely recognized unmanaged index of common stock prices of medium-sized companies.

                            Aggressive Growth Fund 1

Lincoln National
Aggressive Growth Fund, Inc.

Statement of Net Assets
June 30, 2001 (Unaudited)

Investments:
                                              Number               Market
Common Stock - 100.0%                         of Shares            Value
--------------------------------------------------------------------------------
Banking & Finance - 7.0%
--------------------------------------------------------------------------------
+AmeriCredit                                     41,800            $ 2,171,510
 Capital One Financial                           87,100              5,226,000
 Investment Technology                           87,600              4,405,404
 Legg Mason                                     105,900              5,269,584
 M & T Bank                                      40,300              3,042,650
 Metris Companies                                63,000              2,123,730
 Providian Financial                             71,200              4,215,040
 Zions Bancorporation                            61,800              3,646,200
--------------------------------------------------------------------------------
                                                                    30,100,118
Cable, Media & Publishing - 4.0%
--------------------------------------------------------------------------------
 InterPublic Group                              243,700              7,152,595
+Lamar Advertising                              120,800              5,315,200
+Radio One                                       34,100                784,300
+Radio One Class D                               50,700              1,117,935
+Univision Communications                        61,100              2,613,858
--------------------------------------------------------------------------------
                                                                    16,983,888
Computers & Technology - 18.0%
--------------------------------------------------------------------------------
 Adobe Systems                                   77,700              3,651,900
+Bea Systems                                    119,800              3,679,058
+Brocade Communications Systems                  91,300              4,016,287
+Emulex                                          74,500              3,009,800
+Fiserv                                          98,200              6,282,836
+Homestore Com                                   81,400              2,845,744
+i2 Technologies                                 70,700              1,399,860
+Informatica                                     96,300              1,671,768
 International Game Technology                   35,500              2,221,945
+Internet Security Systems                       59,800              2,903,888
+Jabil Circuit                                  120,200              3,709,372
+KLA-Tencor                                      44,800              2,619,456
 Linear Technology                               31,200              1,379,664
+Manugistics Group                               68,800              1,726,880
+Micromuse                                      130,900              3,663,891
+Peregrine Systems                              453,900             13,163,100
+Retek                                          128,400              6,155,496
+Sonus Networks                                 141,400              3,303,104
+SunGard Data Systems                            33,900              1,017,339
+Synopsys                                        21,700              1,050,063
+VeriSign                                       107,800              6,469,078
+WebMethods                                      49,400              1,046,292
--------------------------------------------------------------------------------
                                                                    76,986,821
Consumer Products - 3.7%
--------------------------------------------------------------------------------
+AmeriSource Health Class A                      82,600              4,567,780
 Ecolab                                         104,000              4,260,880
 Estee Lauder Class A                           160,100              6,900,310
--------------------------------------------------------------------------------
                                                                    15,728,970
Electronics & Electrical Equipment - 10.9%
--------------------------------------------------------------------------------
+Atmel                                          449,700              6,066,453
 Celestica                                       99,600              5,129,400
+Globespan                                      108,500              1,584,100
+Integrated Device Technology                    89,800              2,845,762
+LSI Logic                                      161,500              3,036,200
+Maxim Integrated Products                       50,800              2,245,868
+Micrel                                          91,000              3,003,000
+PMC - Sierra                                   165,500              5,142,085
+QLogic                                         143,700              9,261,465
 Symbol Technologies                            382,850              8,499,270
--------------------------------------------------------------------------------
                                                                    46,813,603
Energy - 7.2%
--------------------------------------------------------------------------------
+Cooper Cameron                                  55,000              3,069,000
 Devon Energy                                    58,000              3,045,000
 Dynegy                                          79,100              3,678,150

                                              Number               Market
Energy (Cont )                                of Shares            Value
--------------------------------------------------------------------------------
 Global Marine                                  232,500            $ 4,331,475
 Murphy Oil                                      41,500              3,054,400
+Smith International                            100,900              6,043,910
 Transocean Sedco Forex                         183,400              7,565,250
--------------------------------------------------------------------------------
                                                                    30,787,185
Food, Beverage & Tobacco - 1.1%
--------------------------------------------------------------------------------
Sysco                                           165,900              4,504,185
--------------------------------------------------------------------------------

Healthcare & Pharmaceuticals - 19.9%
--------------------------------------------------------------------------------
+Abgenix                                         59,800              2,691,000
 Allergan                                       100,000              8,550,000
+Andrx Group                                     92,600              7,130,200
+Diversa                                         47,400                964,116
+Genzyme-General Division                        51,200              3,123,200
+Gilead Sciences                                 63,700              3,706,703
+Human Genome Sciences                           43,000              2,590,750
+Idec Pharmaceuticals                            39,600              2,680,524
+Idexx Laboratories                              98,500              3,078,125
+Inhale Therapeutic Systems                     112,800              2,594,400
+Invitrogen                                      21,400              1,536,520
+Ivax                                           248,813              9,703,688
 King Pharmacueticals                            86,500              4,649,375
+Medimmune                                      248,900             11,748,080
+Millennium Pharmaceuticals                     162,000              5,763,960
+Protein Design Laboratories                     31,100              2,698,236
+Quest Diagnostics                               51,400              3,847,290
+Shire Pharmaceuticals Adr                       67,600              3,751,800
 Stryker                                         91,400              5,013,290
--------------------------------------------------------------------------------
                                                                    85,821,257
Industrial Machinery - 0.4%
--------------------------------------------------------------------------------
+Lam Research                                    64,300              1,906,495
--------------------------------------------------------------------------------

Insurance - 2.7%
--------------------------------------------------------------------------------
ACE Limited                                     159,578              6,237,904
XL Capital Limited                               65,400              5,369,340
--------------------------------------------------------------------------------
                                                                    11,607,244
Leisure, Lodging & Entertainment - 3.9%
--------------------------------------------------------------------------------
Darden Restaurants                              160,700              4,483,530
Four Season Hotels                               41,600              2,302,560
Harley-Davidson                                 213,500             10,051,580
--------------------------------------------------------------------------------
                                                                    16,837,670
Miscellaneous - 8.8%
--------------------------------------------------------------------------------
 Applied Biosystems Group Applera               150,700              4,031,225
+Cintas                                         114,100              5,277,125
+Concord EFS                                     86,500              4,498,865
+Convergys                                      254,900              7,710,725
 Moody's                                        126,900              4,251,150
 PerkinElmer                                    279,600              7,697,388
+Waters                                         150,400              4,152,544
--------------------------------------------------------------------------------
                                                                    37,619,022
Real Estate - 0.8%
--------------------------------------------------------------------------------
Boston Properties                                82,600              3,378,340
--------------------------------------------------------------------------------

Retail - 6.0%
--------------------------------------------------------------------------------
 Family Dollar Stores                           233,400              5,982,042
 Radioshack                                     131,400              4,007,700
+Starbucks                                      423,500              9,740,500
 The Talbots                                     52,400              2,292,500
 Tiffany                                         98,900              3,582,158
--------------------------------------------------------------------------------
                                                                    25,604,900
Telecommunications - 3.5%
--------------------------------------------------------------------------------
+Comverse Technology                             43,500              2,506,470
+Crown Castle                                   205,600              3,371,840
+McData                                          42,000                737,100
+Network Appliance                              148,500              2,034,450
 Telephone & Data Systems                        36,400              3,958,500
+Time Warner Telecom Class A                     65,100              2,182,152
--------------------------------------------------------------------------------
                                                                    14,790,512

                            Aggressive Growth Fund 2

                                              Number             Market
Utilities: 2.1%                               of Shares          Value
--------------------------------------------------------------------------------
+Calpine                                         88,500          $   3,345,300
 CMS Energy                                     116,100              3,233,385
+Mirant                                          69,900              2,404,560
--------------------------------------------------------------------------------
                                                                     8,983,245
Total Common Stock
(Cost $422,517,747)                                                428,453,455
--------------------------------------------------------------------------------
                                              Par
Repurchase Aggreement - 1.6%                  Amount
--------------------------------------------------------------------------------

Morgan Stanley Securities Repurchase
Agreement, dated 6/29/01, 4.06%
maturing 7/02/01, collateralized by $7,034,000
Federal National Mortgage, 6.85%, 8/22/05
market value $7,393,634                      $7,034,000              7,034,000
--------------------------------------------------------------------------------

Total Repurchase Agreement
(Cost $7,034,000)                                                    7,034,000
--------------------------------------------------------------------------------

Total Market Value of Securities - 101.6%
(Cost $429,551,747)                                                435,487,455
--------------------------------------------------------------------------------

Liabilities Net of Receivables and
Other Assets - (1.6%)                                               (6,864,905)
--------------------------------------------------------------------------------

Net Assets - 100.0%
(Equivalent to $11.068
per share,based on 38,727,507 shares
issued and outstanding)                                           $428,622,550
--------------------------------------------------------------------------------

Components of Net Assets at June 30, 2001:
Common Stock, par value $0.01 per share,
50,000,000 authorized shares                                      $    387,275
Paid in capital in excess of par value of share issued             549,695,124
Undistributed net investment loss                                     (907,006)
Accumulated net realized loss on investments                      (126,488,551)
Net unrealized appreciation of investments                           5,935,708
--------------------------------------------------------------------------------

Total Net Assets                                                  $428,622,550
--------------------------------------------------------------------------------
+ Non-income producing security for period ending June 30, 2001.

  ADR - American Depositary Receipts.

See accompanying notes to financial statements.



                            Aggressive Growth Fund 3

Lincoln National Aggressive Growth Fund, Inc.

Statement of Operations

Six months ended June 30, 2001 (Unaudited)


Investment income:
 Dividends                                              $     683,686
---------------------------------------------------------------------------
 Interest                                                     288,806
---------------------------------------------------------------------------
  Total investment income                                     972,492
---------------------------------------------------------------------------

Expenses:
 Management fees                                            1,652,196
---------------------------------------------------------------------------
 Accounting fees                                              101,807
---------------------------------------------------------------------------
 Printing and postage                                          39,125
---------------------------------------------------------------------------
 Custody fees                                                  20,111
---------------------------------------------------------------------------
 Professional fees                                             21,486
---------------------------------------------------------------------------
 Directors fees                                                 2,100
---------------------------------------------------------------------------
 Other                                                         44,230
---------------------------------------------------------------------------
                                                            1,881,055
---------------------------------------------------------------------------
Less expenses paid indirectly                                  (1,557)
---------------------------------------------------------------------------
  Total expenses                                            1,879,498
---------------------------------------------------------------------------
Net investment loss                                          (907,006)
---------------------------------------------------------------------------
Net realized and unrealized loss on investments:
 Net realized loss on investment transactions            (116,838,362)
---------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
 of investments                                            (5,230,429)
---------------------------------------------------------------------------
Net realized and unrealized loss on investments          (122,068,791)
---------------------------------------------------------------------------
Net decrease in net assets resulting from operations    $(122,975,797)
---------------------------------------------------------------------------



Statements of Changes in Net Assets

                                                         Six months
                                                         ended
                                                         6/30/01           Year ended
                                                         (Unaudited)       12/31/00
                                                        -----------------------------------
Changes from operations:
 Net investment loss                                    $    (907,006)     $  (2,416,639)
-------------------------------------------------------------------------------------------
 Net realized gain (loss) on investments                 (116,838,362)        91,284,263
-------------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
 of investments                                            (5,230,429)      (128,644,809)
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                (122,975,797)       (39,777,185)
-------------------------------------------------------------------------------------------

Distributions to shareholders from:
 Net investment income                                             --                 --
-------------------------------------------------------------------------------------------
 Net realized gain on investments                         (96,728,777)       (28,759,205)
-------------------------------------------------------------------------------------------
  Total distributions to shareholders                     (96,728,777)       (28,759,205)
-------------------------------------------------------------------------------------------
Net increase in net assets
resulting from capital share transactions                  56,913,478        211,757,165
-------------------------------------------------------------------------------------------

 Total increase (decrease) in net assets                 (162,791,096)       143,220,775
-------------------------------------------------------------------------------------------
Net Assets, beginning of period                           591,413,646        448,192,871
-------------------------------------------------------------------------------------------
Net Assets, end of period                               $ 428,622,550      $ 591,413,646
-------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                            Aggressive Growth Fund 4

Lincoln National Aggressive Growth Fund, Inc.

Financial Highlights

(Selected data for each capital share outstanding throughout each period)

                                            Six months
                                            ended
                                            6/30/01 1,2  Year ended December 31,
                                            (Unaudited)  2000 2      1999 2,3    1998       1997        1996
                                           ----------------------------------------------------------------------
Net asset value, beginning of period         $ 17.644    $ 19.038    $ 13.367    $ 16.385   $ 13.980    $ 12.183
Income (loss) from investment operations:
   Net investment income (loss)                (0.027)     (0.083)     (0.060)      0.001      0.023       0.004
   Net realized and unrealized gain (loss)
      on investments                           (3.438)     (0.279)      5.732      (0.810)     3.055       1.989
                                           ----------------------------------------------------------------------
   Total from investment operations            (3.465)     (0.362)      5.672      (0.809)     3.078       1.993
                                           ----------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income             -           -      (0.001)     (0.023)         -      (0.004)
   Distributions from net realized gain on
       investment transactions                 (3.111)     (1.032)          -      (2.186)    (0.673)     (0.192)
                                           ----------------------------------------------------------------------
Total dividends and distributions              (3.111)     (1.032)     (0.001)     (2.209)    (0.673)     (0.196)
                                           ----------------------------------------------------------------------
Net asset value, end of period               $ 11.068    $ 17.644    $ 19.038    $ 13.367   $ 16.385    $ 13.980
                                           ----------------------------------------------------------------------

Total Return 4                                 (21.21%)     (2.69%)     42.43%      (6.20%)    23.09%      17.02%

Ratios and supplemental data:
   Ratio of expenses to average net assets       0.81%       0.78%       0.87%       0.81%      0.81%       0.82%
   Ratio of net investment income (loss)
       to average net assets                    (0.39%)     (0.41%)     (0.48%)      0.01%      0.16%       0.03%
   Portfolio Turnover                             110%        106%        209%        102%       105%         78%
   Net assets, end of period (000 omitted)   $428,623    $591,416    $448,193    $335,366   $342,763    $242,609

1    Ratios have been annualized and total return has not be annualized.
2    Per share information was based on the average shares outstanding method.
3 Commencing May 1, 1999 Putnam Investments replaced Lynch & Mayer as the Funds sub-advisor.
4 Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.

                            Aggressive Growth Fund 5

Lincoln National Aggressive Growth Fund, Inc.

Notes to Financial Statements

June 30, 2001 (Unaudited)

The Fund: Lincoln National Aggressive Growth Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation. The Fund invests in stocks of smaller, lesser-known companies, which have a chance to grow significantly in a short time.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Expenses: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the period ended June 30, 2001 the custodial fees offset arrangements amounted to $1,557.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Management Fees and Other Transactions With Affiliates

As of January 1, 2001, Lincoln Investment Management Company changed its name to Delaware Lincoln Investment Advisers. Delaware Lincoln Investment Advisers (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of 0.75% of the first $200 million of the average daily net assets of the Fund, 0.70% of the next $200 million, and 0.65% of the average daily net assets of the Fund in excess of $400 million. The sub-advisor, Putnam Investments, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the period ended June 30, 2001.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

                            Aggressive Growth Fund 6

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the period ended June 30, 2001 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 2001 are as follows:

        Aggregate      Aggregate      Gross          Gross          Net
        Cost of        Proceeds       Unrealized     Unrealized     Unrealized
        Purchases      From Sales     Appreciation   Depreciation   Appreciation
        ------------------------------------------------------------------------
        $255,448,049   $259,280,312   $56,208,206    $(50,272,498)  $5,935,708

4. Supplemental Financial Instrument Information

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

5. Summary of Changes From Capital Share Transactions

                                                Shares Issued Upon                                 Net Increase
                    Capital                     Reinvestment of         Capital Shares             Resulting From Capital
                    Shares Sold                 Dividends               Redeemed                   Share Transactions
                    -------------------------------------------------------------------------------------------------------
                    Shares        Amount        Shares     Amount       Shares      Amount         Shares     Amount
                    -------------------------------------------------------------------------------------------------------
Six months ended
 June 30, 2001
 (Unaudited):          687,197    $  9,761,681  7,963,838  $96,728,777  (3,443,613) $(49,576,980)  5,207,422  $ 56,913,478

Year ended
 December 31, 2000  10,267,017     215,943,309  1,393,508   28,759,205  (1,681,925)  (32,945,349)  9,978,600   211,757,165

6. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.




                            Aggressive Growth Fund 7